Risk management arising from financial instruments	12 Months Ended
Aug. 31, 2025
Investments, All Other Investments [Abstract]
Risk management arising from financial instruments

14. Risk management arising from financial instruments

a)	Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company’s primary exposure to credit risk arises from cash balances held with financial institutions and trade receivables, which consist almost entirely of subscription fees billed to mortgage agents and brokerages.

The Company manages this risk by holding cash only with major Canadian financial institutions and by monitoring the creditworthiness, payment history, and aging profile of all subscription receivables. Trade receivables are short-term in nature and generally collected within 30 to 60 days. The Company considers receivables past due when they exceed 60 days outstanding, and impaired when they exceed 90 days with no reasonable expectation of recovery.

In accordance with ASC 326 – Current Expected Credit Losses (“CECL”), the Company applies a lifetime expected credit loss model to trade receivables. Expected credit losses are estimated using a combination of historical loss rates, aging analysis, forward-looking information, and specific identification of high-risk accounts. Given the Company’s business model and the nature of subscription-based fees, historical credit losses have been limited; however, the Company recognized a material ECL provision and related write-offs during fiscal 2025, reflecting an increase in past-due accounts and a more conservative application of the CECL model.

Accounts Receivable Aging

As of each reporting date, the Company monitors the aging of trade receivables as follows:

●	Current (0–60 days)
●	Past Due (61–90 days)
●	Impaired (>90 days)

2025

	0-30 days	30-60 days	60-90 days	90 plus days	Total
Receivables $	31,400	7,270	35,503	64,163	138,336
Other receivable	2,411	-	-	-	2,411
Less: Expected credit loss	-	-	-	(48,524)	(48,524)
Total	33,811	7,270	35,503	33,811	92,223

2024

	0-30 days	30-60 days	60-90 days	90 plus days	Total
Receivables $	17,966	6,652	2,388	33,942	60,948
Other receivables	94,276	-	-	-	94,276
Less: Expected credit loss	-	-	-	-	-
Total	112,242	6,652	2,388	33,942	155,224

The maximum exposure to credit risk as of August 31, 2025 is the carrying amount of cash and trade receivables on the consolidated balance sheet. Despite the increase in ECL during the year, management believes overall credit risk remains moderate and manageable, given the Company’s diversified customer base and the short-term nature of its receivables.

The following table provides expected credit loss during the year:

	Year ended
	August 31, 2025	August 31, 2024
	$	$
Opening balance	-	-
Increased during the year	48,524	-
Closing balance at year end	48,524	-

b)	Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market interest rates. The Company does not have any variable interest-bearing debt.

c)	Liquidity risk

Liquidity risk is the risk that the Company may be unable to meet its financial obligations as they become due. The Company manages this risk by monitoring actual and forecasted cash flows on an ongoing basis and assessing available sources of financing, as further described in the Going Concern discussion in Note 1.

As at August 31, 2025, the Company’s contractual payment obligations are as follows:

Fiscal Year	2026	2027	2028	2029	2030
	$	$	$	$	$
Lease payments	175,823	175,756	186,840	194,840	81,149
Accounts payable	2,125,160	-	-	-	-
Loan from directors	629,120	-	-	-	-
Warrant liability	632,753	-	-	-	-
Total	3,562,856	175,756	186,840	194,840	81,149

Management believes that these obligations can be met through existing working-capital resources, expected operating cash flows, and planned financing initiatives.

d)	Management of capital

The Company’s objective of managing capital, comprising of shareholders’ equity, is to ensure its continued ability to operate as a going concern. The Company manages its capital structure and makes changes to it based on economic conditions.

Management and the Board of Directors review the Company’s capital management approach on an ongoing basis and believe this approach, given the relative size of the Company, is reasonable. The Company is not subject to externally imposed capital requirements. The Company’s capital management objectives, policies and processes have remained unchanged during the year ended August 31, 2025.

e)	Foreign currency risk

The Company’s operations and revenues are primarily denominated in Canadian dollars (“CAD”), which is also the functional currency of all of its subsidiaries. Accordingly, day-to-day operating exposure to foreign currencies is limited. However, the Company does incur foreign currency risk from certain USD-denominated transactions, including balances held in USD bank accounts and select vendor payments made in USD. These items can give rise to realized and unrealized foreign exchange gains or losses, which are recorded in the consolidated statements of operations.

In addition, the Company is required to translate its CAD-denominated financial statements into U.S. dollars (“USD”) for SEC reporting. This translation process may result in period-to-period fluctuations in reported assets, liabilities, revenues, and expenses due to changes in the CAD-USD exchange rate. These translation adjustments do not affect the Company’s underlying cash flows or economic performance.

Given the Company’s limited operating exposure to foreign currencies, management does not currently utilize foreign exchange derivatives to manage this risk.

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2025 and 2024

(Expressed in US Dollars)